Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 201	$ 179
Recorded Investment, Total	372	317
Unpaid Principal Balance, Total	370	316
Average recorded investment, Total	380	325
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	22	18
With an allowance recorded, Recorded Investment	44	31
With an allowance recorded, Unpaid Principal Balance	42	30
With an allowance recorded, Average recorded investment	47	31
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		90
With no related allowance recorded, Unpaid Principal Balance		90
Related Allowance, Total	157	143
With no related allowance recorded, Average recorded investment		74
With an allowance recorded, Recorded Investment	260	171
With an allowance recorded, Unpaid Principal Balance	260	171
With an allowance recorded, Average recorded investment	265	195
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	19	17
With an allowance recorded, Recorded Investment	65	23
With an allowance recorded, Unpaid Principal Balance	65	23
With an allowance recorded, Average recorded investment	66	23
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	3	1
With an allowance recorded, Recorded Investment	3	2
With an allowance recorded, Unpaid Principal Balance	3	2
With an allowance recorded, Average recorded investment	2	2
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	168	149
Recorded Investment, Total	485	491
Unpaid Principal Balance, Total	474	483
Average recorded investment, Total	487	460
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	4
With an allowance recorded, Recorded Investment	34	44
With an allowance recorded, Unpaid Principal Balance	34	43
With an allowance recorded, Average recorded investment	37	46
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	144	131
With an allowance recorded, Recorded Investment	421	420
With an allowance recorded, Unpaid Principal Balance	421	420
With an allowance recorded, Average recorded investment	422	378
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	22	12
With an allowance recorded, Recorded Investment	30	22
With an allowance recorded, Unpaid Principal Balance	19	15
With an allowance recorded, Average recorded investment	$ 28	18
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total		2
With an allowance recorded, Recorded Investment		5
With an allowance recorded, Unpaid Principal Balance		5
With an allowance recorded, Average recorded investment		$ 18